Leases (Details) - Schedule of ROU Assets and Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Assets
Operating lease right-of-use assets, net	$ 91,388	$ 7,075
Liabilities
Weighted average remaining lease term (in years)	1 year 29 days	29 days
Weighted average discount rate (%)	3.63%	2.75%
Related Party [Member]
Liabilities
Operating lease liabilities, related parties, current	$ 85,626	$ 7,263
Operating lease liabilities, related parties, non-current	$ 7,276